UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-00524

The Dreyfus/Laurel Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	07/31/17

The following N-Q relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus Global Equity Income Fund

Dreyfus International Bond Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Global Equity Income Fund
July 31, 2017 (Unaudited)

Common Stocks - 96.3%	Shares	Value ($)
Australia - 1.2%
Dexus	705,567	5,294,575
France - 5.7%
Sanofi	113,053	10,802,896
Television Francaise 1	467,481	6,856,654
Total	164,162	8,348,604
		26,008,154
Hong Kong - 1.4%
Link REIT	786,000	6,389,998
Israel - 1.1%
Bank Hapoalim	747,550	5,178,535
Italy - 1.0%
Atlantia	144,394	4,391,270
Japan - 1.9%
Japan Tobacco	250,700	8,718,616
Netherlands - 5.5%
Koninklijke Ahold Delhaize	191,707	3,924,962
RELX	552,729	11,633,783
Royal Dutch Shell, Cl. A	325,824	9,224,236
		24,782,981
New Zealand - .4%
Spark New Zealand	713,313	2,008,865
Norway - 2.2%
Orkla	952,130	9,808,470
South Korea - .7%
Macquarie Korea Infrastructure Fund	431,940	3,261,600
Sweden - 1.8%
Hennes & Mauritz, Cl. B	316,762	8,258,614
Switzerland - 9.3%
Nestle	96,868	8,184,617
Novartis	161,227	13,739,185
Roche Holding	40,768	10,325,335
Zurich Insurance Group	33,271	10,143,535
		42,392,672
United Kingdom - 21.9%
BAE Systems	555,274	4,406,762

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 96.3% (continued)	Shares	Value ($)
United Kingdom - 21.9% (continued)
British American Tobacco	137,809	8,570,333
British American Tobacco, ADR	121,014	7,565,807
Centrica	3,717,614	9,736,468
Diageo	446,714	14,431,328
GlaxoSmithKline	528,167	10,554,002
Informa	1,121,987	10,295,835
SSE	367,262	6,682,160
UBM	732,012	7,002,173
Unilever	239,259	13,642,043
Vodafone Group	2,168,267	6,351,004
		99,237,915
United States - 42.2%
CA	406,140	12,606,586
Cisco Systems	420,765	13,233,059
CMS Energy	176,681	8,169,729
Coty, Cl. A	199,047	4,076,483
Emerson Electric	102,635	6,118,072
Eversource Energy	135,138	8,215,039
Gilead Sciences	121,692	9,259,544
Kraft Heinz	21,911	1,916,336
Mattel	338,137	6,769,503
Maxim Integrated Products	262,497	11,927,864
McDonald's	73,002	11,325,530
Merck & Co.	150,236	9,597,076
Microsoft	375,869	27,325,676
Paychex	119,393	6,906,885
Philip Morris International	99,128	11,569,229
Principal Financial Group	87,616	5,848,368
Procter & Gamble	100,246	9,104,342
Ralph Lauren	187,283	14,167,959
Verizon Communications	103,317	5,000,543
Western Union	440,508	8,700,033
		191,837,856
Total Common Stocks (cost $369,881,203)		437,570,121

Other Investment - 3.1%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $13,991,511)	13,991,511 [a]	13,991,511
Total Investments (cost $383,872,714)	99.4%	451,561,632
Cash and Receivables (Net)	.6%	2,499,580
Net Assets	100.0%	454,061,212

ADR—American Depository Receipt
REIT—Real Estate Investment Trust

a Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Consumer Goods	26.1
Technology	14.3
Health Care	14.1
Consumer Services	13.1
Financials	9.9
Utilities	7.2
Industrials	4.8
Oil & Gas	3.9
Money Market Investment	3.1
Telecommunications	2.9
99.4

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Global Equity Income Fund
July 31, 2017 (Unaudited)

The following is a summary of the inputs used as of July 31, 2017 in valuing the fund’s investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Domestic Common
Stocks†	191,837,856	-	-	191,837,856
Equity Securities - Foreign Common
Stocks†	245,732,265	-	-	245,732,265
Registered Investment Company	13,991,511	-	-	13,991,511
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange
Contracts††	-	(4,560)	-	(4,560)

† See Statement of Investments for additional detailed categorizations.
†† Amount shown represents unrealized (depreciation) at period end.

STATEMENT OF FORWRAD FOREIGN CURRENCY EXCHANGE
CONTRACTS
Dreyfus Global Equity Income Fund
July 31, 2017 (Unaudited)

Forward Foreign
Currency
Exchange	Foreign Currency			Unrealized
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Sales:
UBS
British Pound,
Expiring
8/1/2017	501,461	657,068	661,628	(4,560)
Gross Unrealized Depreciation				(4,560)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default

NOTES

probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2017 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At July 31, 2017, accumulated net unrealized appreciation on investments was $67,688,918, consisting of $77,778,272 gross unrealized appreciation and $10,089,354 gross unrealized depreciation.

At July 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus International Bond Fund
July 31, 2017 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes - 93.1%	Rate (%)		Date	Amount ($)[a]		Value ($)
Argentina - 4.5%
Argentine Government,
Bonds	ARS	21.20	9/19/18	199,950,000		12,323,560
Argentine Government,
Sr. Unscd. Bonds		6.88	1/26/27	6,700,000	[b]	6,901,000
Argentine Government,
Sr. Unscd. Notes	ARS	5.83	12/31/33	18,500,000	[c,d]	8,118,220
Buenos Aires Province,
Sr. Unscd. Notes		5.75	6/15/19	2,650,000	[e]	2,727,512
Buenos Aires Province,
Sr. Unscd. Notes		9.13	3/16/24	2,775,000	[e]	3,092,737
City of Buenos Aires Argentina,
Unscd. Bonds, Ser. 22	ARS	0.00	5/31/22	35,000,000	[c]	2,077,925
City of Buenos Aires Argentina,
Unscd. Bonds, Ser. 22	ARS	22.72	3/29/24	68,200,000	[c]	3,836,390
						39,077,344
Australia - 6.4%
Australian Government,
Sr. Unscd. Bonds, Ser. 126	AUD	4.50	4/15/20	56,350,000		48,200,753
Australian Government,
Sr. Unscd. Bonds, Ser. 142	AUD	4.25	4/21/26	8,300,000		7,499,163
						55,699,916
Brazil - 1.1%
Brazilian Government,
Notes	BRL	10.00	1/1/21	30,000,000		9,941,642
Canada - 5.1%
BMW Canada Auto Trust,
Ser. 2016-1A, Cl. A1	CAD	1.37	9/20/18	513,049	[e]	411,620
BMW Canada Auto Trust,
Ser. 2017-1A, Cl. A2	CAD	1.68	5/20/20	3,775,000	[e]	3,008,464
Canadian Government,
Bonds	CAD	1.50	6/1/26	17,275,000		13,285,573
Canadian Government,
Bonds	CAD	3.50	12/1/45	9,355,000		9,021,994
Cenovus Energy,
Sr. Unscd. Notes		4.25	4/15/27	3,275,000	[b,e]	3,198,473
CNH Capital Canada Receivables Trust,
Ser. 2014-1A, Cl. A2	CAD	1.80	10/15/20	3,680,508	[e]	2,956,599
CNH Capital Canada Receivables Trust,
Ser. 2017-1A, Cl. A2	CAD	1.71	5/15/23	3,300,000	[e]	2,622,742
GMF Canada Leasing Trust,
Ser. 16-1A, Cl. A1	CAD	1.38	8/20/18	397,005	[e]	318,477
GMF Canada Leasing Trust,
Ser. 16-1A, Cl. A2	CAD	1.64	3/20/19	1,650,000	[e]	1,322,978
GMF Canada Leasing Trust,
Ser. 16-1A, Cl. A3	CAD	1.83	6/21/21	1,900,000	[e]	1,521,585
MBARC Credit Canada,
Ser. 2016-AA, Cl. A1	CAD	1.26	9/17/18	2,078,330	[e]	1,666,831
MBARC Credit Canada,
Ser. 2016-AA, Cl. A2	CAD	1.53	6/17/19	3,750,000	[e]	3,002,286

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes - 93.1% (continued)	Rate (%)		Date	Amount ($)[a]		Value ($)
Canada - 5.1% (continued)
MBARC Credit Canada,
Ser. 2016-AA. Cl. A3	CAD	1.72	7/15/21	1,075,000	[e]	859,629
Teck Resources,
Gtd. Notes		6.25	7/15/41	1,150,000		1,254,938
						44,452,189
Chile - .5%
Chilean Government,
Bonds	CLP	4.50	3/1/21	2,695,000,000		4,376,635
Colombia - .4%
Colombian Government,
Bonds, Ser. B	COP	10.00	7/24/24	9,603,300,000		3,851,142
Czech Republic - .2%
Czech Republic Government,
Bonds, Ser. 100	CZK	0.25	2/10/27	36,000,000		1,550,962
Egypt - .1%
Egyptian Government,
Sr. Unscd. Notes		8.50	1/31/47	925,000	[e]	1,007,839
France - 2.4%
Bavarian Sky,
Ser. FRE1, Cl. A	EUR	0.50	4/20/24	198,423	[c]	234,978
French Government,
Bonds	EUR	0.50	5/25/26	6,850,000		8,009,993
French Government,
Unscd. Bonds	EUR	2.00	5/25/48	8,975,000		10,996,229
SFR Group,
Sr. Scd. Notes		7.38	5/1/26	1,125,000	[e]	1,222,031
						20,463,231
Germany - 1.5%
Allianz,
Sub. Notes	EUR	5.63	10/17/42	5,400,000	[c]	7,804,826
Globaldrive Auto Receivables,
Ser. 2016-B, Cl. A	EUR	0.13	8/20/24	3,767,316	[c]	4,487,023
Volkswagen Car Lease,
Ser. 21, Cl. A	EUR	0.16	2/21/21	526,097	[c]	623,429
						12,915,278
Hungary - .3%
Hungarian Development Bank,
Govt. Gtd. Notes		6.25	10/21/20	2,100,000	[e]	2,328,742
Ireland - 1.9%
AerCap Ireland Capital,
Gtd. Notes		4.50	5/15/21	1,775,000		1,885,607
AerCap Ireland Capital,
Gtd. Notes		5.00	10/1/21	725,000		786,297
Irish Government,
Bonds	EUR	2.40	5/15/30	6,370,000		8,532,349
Irish Government,
Bonds	EUR	2.00	2/18/45	1,610,000		1,943,401
MMC Norilsk Nickel,
Sr. Unscd. Notes		4.10	4/11/23	2,900,000	[e]	2,890,244
Park Aerospace Holdings,
Gtd. Notes		5.50	2/15/24	675,000	[e]	688,922
						16,726,820

		Coupon	Maturity	Principal
Bonds and Notes - 93.1% (continued)	Rate (%)		Date	Amount ($)[a]		Value ($)
Israel - .2%
Israeli Government,
Bonds, Ser. 0327	ILS	2.00	3/31/27	6,900,000		1,982,376
Italy - 3.7%
Enel,
Sr. Unscd. Bonds, Ser. 0000	EUR	4.88	2/20/18	6,285,000		7,650,247
Intesa Sanpaolo,
Sr. Unscd. Notes	EUR	3.00	1/28/19	3,565,000		4,415,508
Italian Government,
Bonds	EUR	1.25	12/1/26	18,250,000		20,318,718
						32,384,473
Ivory Coast - .2%
Ivory Coast Government,
Sr. Unscd. Bonds	EUR	5.13	6/15/25	750,000	[e]	907,602
Ivory Coast Government,
Sr. Unscd. Bonds		6.13	6/15/33	1,150,000	[e]	1,129,639
						2,037,241
Japan - 18.0%
Japanese Government,
Sr. Unscd. Bonds, Ser. 128	JPY	0.10	6/20/21	2,880,000,000		26,294,874
Japanese Government,
Sr. Unscd. Bonds, Ser. 156	JPY	0.40	3/20/36	2,300,500,000		20,432,643
Japanese Government,
Sr. Unscd. Bonds, Ser. 21	JPY	0.10	3/10/26	10,172,000,000	[f]	95,868,525
Japanese Government,
Sr. Unscd. Bonds, Ser. 44	JPY	1.70	9/20/44	1,088,550,000		12,034,942
OSCAR US Funding Trust VI,
Ser. 2017-1A, Cl. A2A		2.30	5/11/20	900,000	[e]	902,236
OSCAR US Funding Trust VI,
Ser. 2017-1A, Cl. A4		3.30	5/10/24	1,080,000	[e]	1,093,640
						156,626,860
Luxembourg - .1%
Altice Financing,
Sr. Scd. Bonds		7.50	5/15/26	1,125,000	[e]	1,250,213
Mexico - 2.1%
Banco Nacional de Comercio Exterior,
Sr. Unscd. Notes		4.38	10/14/25	5,100,000	[e]	5,297,625
Mexican Government,
Bonds, Ser. M	MXN	8.00	11/7/47	112,900,000		6,962,593
Mexican Government,
Sr. Unscd. Bonds, Ser. M	MXN	7.75	11/13/42	102,850,000		6,158,868
						18,419,086
Netherlands - 4.7%
ABN AMRO Bank,
Sub. Notes		4.75	7/28/25	7,250,000	[e]	7,740,789
ABN AMRO Bank,
Sub. Notes	EUR	2.88	1/18/28	1,100,000	[c]	1,412,395
Cooperatieve Rabobank,
Sub. Bonds	EUR	2.50	5/26/26	1,816,000	[c]	2,274,719
Equate Petrochemical,
Gtd. Notes		3.00	3/3/22	2,425,000	[e]	2,421,721
ING Groep,
Sub. Notes	EUR	3.00	4/11/28	700,000	[c]	900,278
Lukoil International Finance,
Gtd. Notes		4.75	11/2/26	4,275,000	[e]	4,408,530

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes - 93.1% (continued)	Rate (%)		Date	Amount ($)[a]		Value ($)
Netherlands - 4.7% (continued)
Petrobras Global Finance,
Gtd. Notes		6.13	1/17/22	1,415,000		1,491,056
Petrobras Global Finance,
Gtd. Notes		7.38	1/17/27	1,745,000		1,894,197
Petrobras Global Finance,
Gtd. Notes		7.25	3/17/44	2,530,000		2,552,137
Schaeffler Finance,
Sr. Scd. Notes		4.75	5/15/23	1,125,000	[e]	1,168,594
Teva Pharmaceutical Finance Netherlands
III,
Gtd. Notes		2.80	7/21/23	1,200,000		1,179,310
Teva Pharmaceutical Finance Netherlands
III,
Gtd. Notes		3.15	10/1/26	1,275,000	[b]	1,221,821
Volkswagen International Finance,
Gtd. Bonds	EUR	3.75	12/31/49	1,800,000	[c]	2,218,332
Volkswagen International Finance,
Gtd. Notes		1.60	11/20/17	280,000	[e]	279,868
Vonovia Finance,
Gtd. Notes	EUR	1.63	12/15/20	4,100,000		5,096,801
Vonovia Finance,
Gtd. Notes	EUR	3.63	10/8/21	1,575,000		2,117,759
WPC Eurobond,
Gtd. Bonds	EUR	2.25	7/19/24	1,850,000		2,279,595
						40,657,902
New Zealand - 2.5%
New Zealand Government,
Sr. Unscd. Bonds, Ser. 0925	NZD	2.00	9/20/25	27,204,000	[g]	21,758,950
Norway - .3%
Norwegian Government,
Bonds, Ser. 474	NOK	3.75	5/25/21	17,145,000	[e]	2,408,998
Poland - 1.6%
Polish Government,
Bonds, Ser. 0727	PLN	2.50	7/25/27	54,750,000		14,143,718
Portugal - 2.4%
Portuguese Government ,
Sr. Unscd. Bonds	EUR	4.13	4/14/27	16,100,000	[e]	21,084,836
Russia - 1.3%
Russian Government,
Bonds, Ser. 6215	RUB	7.00	8/16/23	725,000,000		11,659,295
Senegal - .3%
Senegalese Government,
Unscd. Notes		6.25	5/23/33	2,125,000	[e]	2,189,281
Serbia - .3%
Serbian Government,
Sr. Unscd. Notes		7.25	9/28/21	2,500,000		2,904,112
South Africa - 1.3%
South African Government,
Bonds, Ser. 2048	ZAR	8.75	2/28/48	117,900,000		7,996,311
South African Government,
Bonds, Ser. R186	ZAR	10.50	12/21/26	36,000,000		3,060,954
						11,057,265

		Coupon	Maturity	Principal
Bonds and Notes - 93.1% (continued)	Rate (%)		Date	Amount ($)[a]		Value ($)
Spain - 2.9%
BBVA Subordinated Capital,
Gtd. Notes	EUR	3.50	4/11/24	2,300,000	[c]	2,868,144
Driver Espana,
Ser. 3, Cl. A	EUR	0.68	12/21/26	1,923,175	[c]	2,299,359
Santander Issuances,
Gtd. Notes	EUR	2.50	3/18/25	2,800,000		3,448,729
Spanish Government,
Sr. Unscd. Bonds	EUR	2.90	10/31/46	12,075,000		14,499,577
Telefonica Emisiones,
Gtd. Notes	EUR	1.53	1/17/25	1,600,000		1,954,747
						25,070,556
Sri Lanka - .6%
Sri Lankan Government,
Sr. Unscd. Bonds		5.75	1/18/22	4,715,000	[e]	4,937,935
Sri Lankan Government,
Sr. Unscd. Notes		6.20	5/11/27	550,000	[e]	567,877
						5,505,812
Supranational - 3.7%
Asian Development Bank,
Sr. Unscd. Notes	NZD	3.50	5/30/24	3,750,000		2,819,715
European Investment Bank,
Sr. Unscd. Notes	CAD	1.13	9/16/21	2,975,000	[e]	2,315,976
International Bank for Reconstruction &
Development,
Sr. Unscd. Notes	NZD	3.50	1/22/21	18,425,000		14,154,328
International Finance,
Sr. Unscd. Notes	INR	6.30	11/25/24	96,070,000		1,521,793
Nordic Investment Bank,
Sr. Unscd. Notes	NOK	1.38	7/15/20	85,000,000		10,938,908
						31,750,720
Sweden - 1.4%
Swedish Government,
Bonds, Ser. 1047	SEK	5.00	12/1/20	86,125,000		12,570,444
Switzerland - .3%
Credit Suisse Group,
Sr. Unscd. Notes		4.28	1/9/28	2,700,000	[e]	2,836,450
Thailand - 1.6%
Thai Government,
Sr. Unscd. Bonds	THB	2.13	12/17/26	479,000,000		14,014,685
Turkey - .6%
Turkish Government,
Bonds	TRY	2.00	9/18/24	15,200,000	[h]	5,216,348
Ukraine - .1%
Ukrainian Government,
Sr. Unscd. Notes		0.00	5/31/40	1,100,000	[c]	485,650
United Kingdom - 7.3%
Barclays,
Jr. Sub. Bonds		7.88	12/31/49	2,325,000	[c]	2,550,002
Barclays,
Sub. Notes		5.20	5/12/26	2,925,000		3,125,933
Diageo Finance,
Gtd. Notes	EUR	2.38	5/20/26	3,050,000		3,993,390
E-Carat,
Ser. 16-1, Cl. A	EUR	0.08	10/18/24	2,354,103	[c]	2,799,419

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes - 93.1% (continued)	Rate (%)		Date	Amount ($)[a]		Value ($)
United Kingdom - 7.3% (continued)
HSBC Holdings,
Sub. Notes		4.38	11/23/26	1,875,000		1,974,135
International Game Technology,
Sr. Scd. Notes		6.25	2/15/22	1,075,000	[e]	1,182,500
Lloyds Banking Group,
Sr. Unscd. Notes		3.75	1/11/27	2,225,000		2,264,988
Royal Bank of Scotland Group,
Sr. Unscd. Notes		3.88	9/12/23	8,675,000		8,910,040
Santander UK Group Holdings,
Sr. Unscd. Notes		3.57	1/10/23	1,975,000		2,025,197
United Kingdom Gilt,
Unscd. Bonds	GBP	3.50	1/22/45	18,075,000		31,998,631
Vodafone Group,
Sr. Unscd. Notes	EUR	1.25	8/25/21	2,400,000		2,953,210
						63,777,445
United States - 10.9%
Abbott Laboratories,
Sr. Unscd. Notes		3.75	11/30/26	925,000		955,586
AbbVie,
Sr. Unscd. Bonds	EUR	1.38	5/17/24	2,650,000		3,215,047
Ally Financial,
Gtd. Notes		3.50	1/27/19	3,415,000		3,474,762
AMC Networks,
Gtd. Notes		5.00	4/1/24	840,000		867,300
AMC Networks,
Gtd. Notes		4.75	8/1/25	355,000		358,994
American Homes 4 Rent,
Ser. 2014-SFR3, Cl. A		3.68	12/17/36	762,977	[e]	803,914
Amgen,
Sr. Unscd. Notes		4.40	5/1/45	1,075,000		1,134,524
Antero Resources,
Gtd. Notes		5.63	6/1/23	300,000		309,000
Antero Resources,
Gtd. Notes		5.00	3/1/25	925,000	[e]	915,750
Bear Stearns ALT-A Trust,
Ser. 2004-2, Cl. 2A1		3.34	3/25/34	1,591,349	[c]	1,582,512
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2005-PWR10, Cl. AJ		5.59	12/11/40	741,512	[c]	804,155
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2007-PWR18, Cl. AJ		6.26	6/11/50	3,300,000	[c]	3,305,989
BWAY Holding,
Sr. Scd. Notes		5.50	4/15/24	2,074,000	[e]	2,180,292
CCO Holdings,
Sr. Unscd. Notes		5.88	4/1/24	1,125,000	[e]	1,211,139
Cheniere Corpus Christi Holdings,
Sr. Scd. Notes		5.13	6/30/27	1,125,000	[e]	1,174,219
Citigroup,
Sr. Unscd. Notes		4.65	7/30/45	2,250,000		2,466,666
Citigroup,
Sub. Bonds		4.40	6/10/25	4,650,000		4,882,221
Colony Starwood Homes,
Ser. 2016-2A, Cl. A		2.48	12/17/33	4,190,393	[c,e]	4,238,680
Countrywide Alternative Loan Trust,
Ser. 2004-18CB, Cl. 4A1		5.50	9/25/34	2,345,386		2,402,247

		Coupon	Maturity	Principal
Bonds and Notes - 93.1% (continued)	Rate (%)		Date	Amount ($)[a]		Value ($)
United States - 10.9% (continued)
Cox Communications,
Sr. Unscd. Notes		3.35	9/15/26	1,150,000	[e]	1,136,224
DaVita,
Gtd. Notes		5.00	5/1/25	1,175,000		1,195,328
Digital Euro Finco,
Gtd. Bonds	EUR	2.63	4/15/24	1,775,000		2,246,413
DISH DBS,
Gtd. Notes		5.88	11/15/24	1,125,000		1,224,844
Duke Energy,
Sr. Unscd. Notes		3.75	9/1/46	2,050,000		2,001,513
Energy Transfer,
Sr. Unscd. Notes		4.75	1/15/26	880,000		925,749
Energy Transfer,
Sr. Unscd. Notes		4.20	4/15/27	600,000	[b]	603,934
First Data,
Scd. Notes		5.75	1/15/24	1,125,000	[e]	1,192,500
Freeport-McMoRan,
Gtd. Notes		5.45	3/15/43	1,375,000		1,271,875
GAHR Commercial Mortgage Trust,
Ser. 2015-NRF, Cl. EFX		3.38	12/15/34	3,260,000	[c,e]	3,269,404
Genesis Energy,
Gtd. Notes		6.75	8/1/22	695,000	[b]	708,900
Goldman Sachs Group,
Sr. Unscd. Notes		3.50	11/16/26	3,415,000		3,411,862
HCA,
Sr. Scd. Notes		5.50	6/15/47	1,225,000		1,280,125
Icahn Enterprises,
Gtd. Notes		5.88	2/1/22	1,225,000		1,265,364
KeyCorp Student Loan Trust,
Ser. 1999-B, Cl. CTFS		2.09	11/25/36	1,599,838	[c]	1,581,371
Kinder Morgan,
Gtd. Notes		4.30	6/1/25	575,000		602,267
Kinder Morgan,
Gtd. Notes		5.55	6/1/45	900,000		969,372
Kraft Heinz Foods,
Gtd. Notes	EUR	2.25	5/25/28	5,075,000		6,091,141
Long Beach Mortgage Loan Trust,
Ser. 2004-1, Cl. M2		2.06	2/25/34	557,738	[c]	553,308
Morgan Stanley Capital I Trust,
Ser. 2007-IQ14, Cl. AM		5.68	4/15/49	75,843	[c]	77,056
Morgan Stanley Mortgage Loan Trust,
Ser. 2005-1, Cl. 4A1		1.53	3/25/35	800,213	[c]	757,123
New Residential Mortgage Loan Trust,
Ser. 2017-3A, Cl. A1		4.00	4/25/57	3,511,310	[c,e]	3,685,693
NGPL PipeCo,
Sr. Unscd. Notes		4.38	8/15/22	280,000	[e]	288,750
Prime Security Services Borrower,
Scd. Notes		9.25	5/15/23	1,075,000	[e]	1,202,656
Reynolds Group Issuer,
Gtd. Notes		7.00	7/15/24	1,095,000	[e]	1,187,391
Scientific Games International,
Gtd. Notes		10.00	12/1/22	2,560,000		2,864,000
Springleaf Funding Trust,
Ser. 2016-AA, Cl. A		2.90	11/15/29	3,900,000	[e]	3,941,983
Sprint Communications,
Sr. Unscd. Notes		7.00	8/15/20	1,335,000		1,461,825

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 93.1% (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
United States - 10.9% (continued)
Sprint Spectrum,
Sr. Scd. Notes	3.36	3/20/23	3,250,000	[c,e]	3,302,812
Targa Resources Partners,
Gtd. Notes	5.13	2/1/25	1,125,000	[e]	1,162,969
T-Mobile USA,
Gtd. Notes	6.00	3/1/23	3,825,000		4,058,057
Towd Point Mortgage Trust,
Ser. 2017-2, Cl. A1	2.75	4/25/57	1,033,938	[c,e]	1,045,172
Verizon Communications,
Sr. Unscd. Notes	4.13	3/16/27	1,125,000		1,157,222
Zayo Group,
Gtd. Notes	5.75	1/15/27	940,000	[e]	998,750
					95,005,950
Uruguay - .3%
Uruguayan Government,
Sr. Unscd. Notes	UYU 9.88	6/20/22	58,300,000	[e]	2,198,441
Total Bonds and Notes
(cost $787,156,076)					811,388,847
			Face Amount
			Covered by
Options Purchased - .7%			Contracts		Value ($)
Call Options - .6%
10 Year Interest Rate Swaption,
September 2017 @ 2.24			238,000		176,617
Euro,
August 2017 @ EUR 1.12			75,000,000		4,485,174
New Zealand Dollar Cross Currency,
September 2017 @ NZD 1.06	AUD		45,700,000		529,873
					5,191,664
Put Options - .1%
10 Year Interest Rate Swaption,
August 2017 @ 1.23			132,500		148,152
10 Year Interest Rate Swaption,
September 2017 @ 2.24			238,000		222,842
Japanese Yen,
August 2017 @ JPY 110			84,000,000		670,363
					1,041,357
Total Options Purchased
(cost $3,185,188)					6,233,021
	Yield at
	Date of	Maturity	Principal
Short-Term Investments - .8%	Purchase (%)	Date	Amount ($)		Value ($)
U.S. Treasury Bills
(cost $6,855,210)	0.88	9/28/17	6,865,000	[i]	6,854,119

Other Investment - 3.1%			Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government
Plus Money Market Fund
(cost $26,714,519)			26,714,519	[j]	26,714,519

Investment of Cash Collateral for
Securities Loaned - .7%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares
(cost $6,088,055)	6,088,055 [j]	6,088,055
Total Investments (cost $829,999,048)	98.4%	857,278,561
Cash and Receivables (Net)	1.6%	14,140,489
Net Assets	100.0%	871,419,050

ARS—Argentine Peso
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CLP—Chilean Peso
COP—Colombian Peso
CZK—Czech Koruna
EUR—Euro
GBP—British Pound
ILS—Israeli Shekel
INR—Indian Rupee
JPY—Japanese Yen
MXN—Mexican Peso
NOK—Norwegian Krone
NZD—New Zealand Dollar
PLN—Polish Zloty
RUB—Russian Ruble
SEK—Swedish Krona
THB—Thai Baht
TRY—Turkish Lira
UYU—Uruguayan Peso
ZAR—South African Rand

a	Amount stated in U.S. Dollars unless otherwise noted above.
b

Security, or portion thereof, on loan. At July 31, 2017, the value of the fund’s securities on loan was $6,175,505 and the value of the collateral held by the fund was $6,367,311, consisting of cash collateral of $6,088,055 and U.S. Government & Agency securities valued at $279,256.

c	Variable rate security—rate shown is the interest rate in effect at period end.
d	Principal amount for accrual purposes is periodically adjusted based on changes in the Argentine Consumer Price Index.
e

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2017, these securities were valued at $134,108,760 or 15.39% of net assets.

f	Principal amount for accrual purposes is periodically adjusted based on changes in the Japanese Consumer Price Index.
g	Principal amount for accrual purposes is periodically adjusted based on changes in the New Zealand Consumer Price Index.
h	Principal amount for accrual purposes is periodically adjusted based on changes in the Turkish Consumer Price Index.
i	Held by or on behalf of a counterparty for open futures contracts.
j	Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited)†	Value (%)
Non-U.S. Government	66.7
Corporate-Investment Grade	14.8
Securitized	6.7
Corporate-High Yield	4.9
Cash & Equivalents	3.8
U.S. Government	.8
Options Purchased	.7
98.4

†	Based on net assets.

STATEMENT OF INVESTMENTS
Dreyfus International Bond Fund
July 31, 2017 (Unaudited)

The following is a summary of the inputs used as of July 31, 2017 in valuing the fund’s investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	-	32,279,952	-	32,279,952
Commercial Mortgage-Backed	-	12,985,351	-	12,985,351
Corporate Bonds †	-	172,390,905	-	172,390,905
Foreign Government	-	580,818,040	-	580,818,040
Registered Investment
Companies	32,802,574		-	32,802,574
Residential Mortgage-Backed	-	12,914,599	-	12,914,599
U.S. Treasury	-	6,854,119	-	6,854,119
Other Financial Instruments:
Futures ††	1,235,189	-	-	1,235,189
Forward Foreign Currency
Exchange Contracts ††	-	7,490,404	-	7,490,404
Options Purchased	-	6,233,021	-	6,233,021
Swaps ††	-	5,742,690	-	5,742,690
Liabilities ($)
Other Financial Instruments:
Futures ††	(804,011)	-	-	(804,011)
Forward Foreign Currency		-
Exchange Contracts ††	-	(3,163,025)	-	(3,163,025)
Options Written	-	(26,438)	-	(26,438)
Swaps ††	-	(2,213,286)	-	(2,213,286)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FUTURES
Dreyfus International Bond Fund
July 31, 2017 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	(Depreciation) ($)
Futures Long
Australian 3 Year Bond	410	36,652,665	September 2017	(194,881)
Euro 30 Year Bond	27	5,181,760	September 2017	(193,467)
Euro-Bobl	33	5,158,960	September 2017	(23,641)
Japanese 10 Year Bond	30	40,861,717	September 2017	(48,209)
Long Gilt	24	3,990,500	September 2017	11,061
Long Term French Government
Bond	155	27,299,405	September 2017	(267,385)
U.S. Treasury 5 Year Notes	331	39,107,133	September 2017	10,968
U.S. Treasury Long Bond	13	1,988,594	September 2017	(34,553)
Futures Short
Euro-Bond	348	(66,717,096)	September 2017	1,213,160
U.S. Treasury 10 Year Notes	10	(1,258,906)	September 2017	(9,884)
U.S. Treasury Ultra Long Bond	68	(11,186,000)	September 2017	(31,991)
Gross Unrealized Appreciation				1,235,189
Gross Unrealized Depreciation				(804,011)

See notes to financial statements.

STATEMENT OF OPTIONS WRITTEN
Dreyfus International Bond Fund
July 31, 2017 (Unaudited)

		Face Amount Covered
		by Contracts ($) [a]	Value ($)
Put Options:
New Zealand Dollar Cross Currency
September 2017 @ NZD 1.03	AUD	45,700,000	(26,438)
Total Options Written
(premiums received $260,836)			(26,438)

a Face amount stated in U.S. Dollars unless otherwise indicated.
AUD—Australian Dollar

See notes to financial statements.

STATEMENT OF FOWARD FOREIGN CURRENCY EXCHANGE
CONTRACTS
Dreyfus International Bond Fund
July 31, 2017 (Unaudited)

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Purchases:
Barclays Bank
Singapore Dollar,
Expiring
8/25/2017	3,515,000	2,551,576	2,594,758	43,182
Citigroup
Indian Rupee,
Expiring
8/24/2017	2,370,475,000	36,553,199	36,825,897	272,698
South Korean Won,
Expiring
8/25/2017	20,526,245,000	18,291,076	18,345,913	54,837
Goldman Sachs International
Canadian Dollar,
Expiring
8/31/2017	3,140,000	2,504,590	2,519,772	15,182
Euro,
Expiring
8/31/2017	85,350,000	99,994,353	101,219,544	1,225,191
Japanese Yen,
Expiring
8/31/2017	15,508,275,000	138,516,088	140,879,197	2,363,109
Swedish Krona,
Expiring
8/31/2017	127,720,000	15,531,714	15,849,591	317,877
HSBC
Mexican New Peso,
Expiring
8/25/2017	46,345,000	2,548,179	2,591,541	43,362
JP Morgan Chase Bank
Chilean Peso,
Expiring
8/25/2017	17,200,000,000	25,805,993	26,454,575	648,582
Czech Koruna,
Expiring
8/25/2017	435,000,000	18,724,174	19,781,508	1,057,334
Indonesian Rupiah,
Expiring
8/25/2017	113,733,955,000	8,492,045	8,512,141	20,096
Malaysian Ringgit,
Expiring
8/25/2017	35,425,000	8,314,751	8,264,607	(50,144)

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Purchases: (continued)
JP Morgan Chase Bank (continued)
Russian Ruble,
Expiring
8/25/2017	811,455,000	14,027,365	13,499,087	(528,278)
Swiss Franc,
Expiring
8/31/2017	1,850,000	1,960,170	1,917,257	(42,913)
Royal Bank of Canada
Euro,
Expiring
8/31/2017	640,000	746,770	758,998	12,228
UBS
British Pound,
Expiring
8/31/2017	37,045,000	48,375,213	48,932,973	557,760
New Zealand Dollar,
Expiring
8/31/2017	6,590,000	4,893,661	4,946,031	52,370
Sales:
Bank of America
Thai Baht,
Expiring
8/25/2017	333,390,000	9,812,803	10,020,595	(207,792)
Barclays Bank
Malaysian Ringgit,
Expiring
8/25/2017	18,000,000	4,168,510	4,199,377	(30,867)
Mexican New Peso,
Expiring
8/25/2017	21,090,000	1,162,664	1,179,320	(16,656)
South Korean Won,
Expiring
8/25/2017	9,885,990,000	8,543,381	8,835,884	(292,503)
Citigroup
Brazilian Real,
Expiring
10/3/2017	30,485,000	9,574,735	9,665,892	(91,157)
Chilean Peso,
Expiring
8/25/2017	2,798,130,000	4,199,253	4,303,683	(104,430)
Colombian Peso,
Expiring
8/25/2017	12,700,000,000	4,151,263	4,239,593	(88,330)
Mexican New Peso,
Expiring
8/25/2017	196,470,000	10,678,878	10,986,298	(307,420)

STATEMENT OF FOWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

(Unaudited) (continued)

forward foreign
currency				Unrealized
exchange	Foreign Currency	Cost/		Appreciation
contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Sales: (continued)
Citigroup (continued)
Russian Ruble,
Expiring
8/25/2017	949,645,000	16,414,225	15,797,968	616,257
South African Rand,
Expiring
8/25/2017	104,990,000	8,059,416	7,929,708	129,708
Taiwan Dollar,
Expiring
8/25/2017	487,130,000	16,191,790	16,151,909	39,881
Goldman Sachs International
Czech Koruna,
Expiring
8/25/2017	34,260,000	1,466,584	1,557,964	(91,380)
New Zealand Dollar,
Expiring
8/31/2017	3,780,000	2,808,767	2,837,026	(28,259)
Norwegian Krone,
Expiring
8/31/2017	22,455,000	2,803,213	2,858,020	(54,807)
Polish Zloty,
Expiring
8/25/2017	36,670,000	9,800,359	10,197,913	(397,554)
HSBC
Australian Dollar,
Expiring
8/31/2017	43,865,000	34,756,652	35,077,548	(320,896)
Canadian Dollar,
Expiring
8/31/2017	17,040,000	13,622,399	13,674,175	(51,776)
New Zealand Dollar,
Expiring
8/31/2017	52,660,000	39,104,421	39,523,220	(418,799)
JP Morgan Chase Bank
Israeli Shekel
Expiring
8/25/2017	6,740,000	1,915,373	1,894,623	20,750
Turkish Lira,
Expiring
8/25/2017	17,315,000	4,839,228	4,878,292	(39,064)
Gross Unrealized Appreciation				7,490,404
Gross Unrealized Depreciation				(3,163,025)

See notes to financial statements.

STATEMENT OF SWAP AGREEMENTS
Dreyfus International Bond Fund
July 31, 2017 (Unaudited)

Centrally Cleared Interest Rate Swaps

			(Pay)
			Receive		Unrealized
Notional	Currency/		Fixed		Appreciation
Amount($)†	Floating Rate	Counterparty	Rate (%)	Expiration	(Depreciation) ($)
	USD - 6 MONTH
50,300,000	LIBOR	Deutsche Bank	2.48	1/10/2021	(1,255,943)
	CAD - 6
35,700,000	MONTH LIBOR	Bank of America	1.25	6/21/2019	(171,660)
	USD - 3 MONTH	Morgan Stanley
36,000,000	LIBOR	Capital Services	1.79	10/3/2046	5,728,565
	SEK - 3 MONTH	Goldman Sachs
71,300,000	STIB	International	0.44	7/18/2022	3,751
	JPY - 6 MONTH
2,000,000,000	LIBOR	Citigroup	0.08	11/4/2026	(274,435)
	SEK - 3 MONTH	Goldman Sachs
214,000,000	STIB	International	0.46	7/19/2022	(13,488)
	CAD - 6
105,400,000	MONTH LIBOR	Bank of America	1.25	6/20/2019	(497,760)
	SEK - 3 MONTH	Goldman Sachs
71,400,000	STIB	International	0.42	7/20/2022	10,374
Gross Unrealized Appreciation					5,742,690
Gross Unrealized Depreciation					(2,213,286)

CAD—Canadian Dollar
JPY—Japanese Yen
USD—United States Dollar
† Clearing House-Chicago Mercantile Exchange
See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board Members (“Board”) Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the

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Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

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Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2017 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of foreign currencies, or as a substitute for an investment. The fund is subject to market risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at

NOTES

any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

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Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap agreements in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

For OTC swaps, the fund’s maximum risk of loss from counterparty risk is the discounted value of the cash flows to be received from the counterparty over the agreement’s remaining life, to the extent that the amount is positive. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Interest rate swaps open at July 31, 2017 are set forth in the Statement of Swap Agreements.

At July 31, 2017, accumulated net unrealized appreciation on investments was $27,513,911, consisting of $40,148,777 gross unrealized appreciation and $12,634,866 gross unrealized depreciation.

At July 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

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Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds Trust

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 19, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 19, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    September 19, 2017

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)